Income taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate		$ 35,102	$ 46,410
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates		(34,165)	(20,987)
Net loss from investment in Atlantica		25,870	0
Base Erosion Anti-Abuse Tax		6,101	0
Non-controlling interests share of income		29,637	18,979
Allowance for equity funds used during construction		(719)	(799)
Capital gain rate differential		722	(687)
Goodwill divestiture and permanent basis differences associated with Mountain Water condemnation		58	5,489
Non-deductible acquisition costs		4,267	13,660
Change in valuation allowance		1,160	(974)
Tax credits		(1,419)	(6,288)
Adjustment relating to prior periods		3,673	(31)
U.S. Tax reform and related deferred tax adjustments	$ 15,586	(18,363)	17,112
Other		1,448	1,543
Income tax expense		$ 53,372	$ 73,427